Non-Controlling Interest (Tables)	9 Months Ended
Jul. 31, 2022
Non-Controlling Interest [Abstract]
Schedule of non-controlling interest
Summarized financial information for Li-Cycle Norway AS is as follows:

July 31, 2022
$
Current assets	1,049,799
Current liabilities	249,951
Net assets	799,848
Net assets attributable to non-controlling interest	263,950

	Three months ended July 31, 2022	Nine months ended July 31, 2022
	$	$
Revenue	—	—
Expenses	128,413	200,151
Net loss	(128,413)	(200,151)
Net loss attributable to non-controlling interest	(42,376)	(66,050)